CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2021
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

6.     CASH AND CASH EQUIVALENTS

	December 31,	December 31,	December 31,
	2021	2020	2019
Cash held in:
United States dollars	$49,745,012	$11,631,843	$4,489,501
Canadian dollars	963,340	809,429	525,371
Euros	829,015	494,588	277,961
	$51,537,367	$12,935,860	$5,292,833